Leases (Details) - BRL (R$) R$ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases (Details) [Abstract]
Lease contracts	R$ 375	R$ 244
Incremental interest rate	12.01%	10.53%
Lease Agreements [Member]
Leases (Details) [Abstract]
Lease contracts	R$ 7,416	R$ 4,051